Related Party Balance and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY BALANCE AND TRANSACTIONS

NOTE 14 – RELATED PARTY BALANCE AND TRANSACTIONS

The following is a list of related parties which the Company has transactions with:

(a)	Beijing Yihe Business Technology Co., Ltd. (“Yihe Beijing”), a 40% shareholder of GMB (Beijing).

(b)	Ningbo Zhuhai Investment Co., Ltd. (“Zhuhai Investment”), a company controlled by Mr. Haiping Hu.
(c)	Zhifang (Shanghai) Marketing Management Co., Ltd. (“Zhifang Marketing”), 49% shareholder of GMB Consulting.
(d)	Taiyuan Ruihaojia Enterprise Management Consulting Co., Ltd. (“Taiyuan Ruihaojia”), the Company’s director Mr. Xiaoli Chen owns 33% share.
(e)	Bally, Corp. (“Bally”), a company controlled by Mr. Haiping Hu.
(f)	GMB Wisdom Sharing Platform Co., Ltd. (“GMD Wisdom”), one of the shareholders of the Company
(g)	GMB Culture Communication Co., Ltd. (“Culture Communication”), one of the shareholders of the Company
(h)	GMB Resource Services Co., Ltd. (“GMB Resource”), one of the shareholders of the Company

a.	Due from related parties

As of December 31, 2020 and 2019, the balances of amount due from related parties were as follows:

		As of December 31,
		2020	2019
Due from related parties
Bally		$5,168	$12,250
Zhuhai Investment	(1)	155,378	-
Yihe Beijing	(2)	12,184	-
Total		$172,730	$12,250

(1) The balance as of December 31, 2020 represented the prepaid rental fee for 2021 to the related party.

(2)	The balance as of December 31, 2020 represented the consulting fees prepaid to the related party.

b.	Related party transactions

The Company rent office spaces from Zhuhai Investment. For the years ended December 31, 2020 and 2019, total rental fee to Zhuhai Investment were $96,695 and $75,009, respectively.

The Company provided member services and comprehensive tailored services to Zhifang Marketing. For the year ended December 31, 2020 and 2019, total revenue from Zhifang Marketing were $nil and $95,181, respectively.

The Company also purchased professional services from Zhifang Marketing, Taiyuan Ruihaojia and Yihe Beijing. For the year ended December 31, 2020 and 2019, service costs paid to Zhifang Marketing were $ $27,175 and $291,533, respectively, service costs paid to Taiyuan Ruihaojia were nil and $90,150, respectively and service costs paid to Yihe Beijing were $69,134 and nil, respectively.